Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent Events

(a)	Grant of RSUs and Share Options
In March 2026, the Company’s Board of Directors has granted 2,100,000 RSUs and 2,680,000 share options to executives and employees under the 2019 Share Incentive Plan and the 2023 Share Incentive Plan. The fair value of RSUs and share options granted are US$9,587 and US$12,234, respectively.

(b)	Investment in a limited partnership
In February 2026, the Group entered into a subscription agreement with a limited partnership to become a general partner and paid total consideration of RMB12,500
. Management is still in progress assessing the accounting impact for this investment.